Income Taxes (Schedule of Components of Income from Continuing Operations Before Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
U.S.	$ 70.0	$ 174.6	$ 134.9
Non-U.S.	56.4	61.5	108.3
Income from continuing operations before income taxes	$ 126.4	$ 236.1	$ 243.2